UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                    811-05557

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

(Exact name of Registrant as specified in charter)

c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)          (Zip code)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copy to:
Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:                    (877) 532-2834

Date of fiscal year end:                    10/31

Date of reporting period:                    7/31/2004

Item 1. Schedule of Investments.
Schedule of Investments (Unaudited)
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
EXHIBIT INDEX
Certifications of Principal Executive and Principal Financial Officers

FORM N-Q

Item 1. Schedule of Investments.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Schedule of Investments (Unaudited)
July 31, 2004

Fixed Income — 121.82%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Canada — 12.35%
$9,814,599	Uniforet Inc 9.00% 3/15/2009ˆ	NR	NR	$6,386,520
6,543,066	Uniforet Inc 7.50% 9/15/2008ˆ*	NR	NR	4,209,998

				10,596,518

	Total Investment — Canada			10,596,518

	Automobile — 1.25%
1,000,000	Tenneco Automotive Inc 11.63% 10/15/2009	B3	CCC+	1,072,500

				1,072,500

	Beverage, Food and Tobacco — 6.75%
1,000,000	Commonwealth Brands Inc 8.74% 4/15/2008(b)	NR	NR	1,040,000
2,000,000	Merisant Co 9.50% 7/15/2013(b)	B3	B-	2,100,000
750,000	National Beef Packing Co LLC 10.50% 8/1/2011	B2	B	781,875
2,000,000	New World Restaurant Group Inc 13.00% 7/1/2008	B3	CCC+	1,860,000

				5,781,875

	Broadcasting and Entertainment — 2.24%
2,000,000	CCO Holdings LLC 8.75% 11/15/2013	B3	CCC-	1,920,000
13,500,000	ICO Global Communications 15.00% 8/1/2005	NR	NR	0

				1,920,000

	Buildings and Real Estate — 1.41%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	BBB-	1,209,660
5,000,000	Kevco Inc 10.38% 12/1/2007*	NR	NR	0

				1,209,660

	Cable and Other Pay Television Services — 4.56%
1,000,000	Charter Communications Hldgs 10.75% 10/1/2009	Ca	CCC-	805,000
1,750,000	CSC Holdings Inc 8.13% 7/15/2009	B1	BB-	1,820,000
750,933	Innova S De R L 12.88% 4/1/2007	B2	B	765,952
500,000	NTL Cable PLC 8.75% 4/15/2014(b)	B3	B-	518,750

				3,909,702

	Chemicals, Plastics and Rubber — 3.86%
2,000,000	Huntsman Advanced Materials LLC 11.00% 7/15/2010(b)	B2	B	2,270,000
500,000	Kraton Polymers LLC 8.13% 1/15/2014(b)	B3	B	507,500
500,000	Rockwood Specialties Group Inc 10.63% 5/15/2011	B3	B-	537,500

				3,315,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Containers, Packaging and Glass — 8.61%
$1,000,000	Consolidated Container Company LLC 10.75% 6/15/2009(b)	NR	NR	$800,000
2,000,000	Constar Intl Inc 11.00% 12/1/2012	CAA1	B	1,942,500
2,000,000	Pliant Corp 11.13% 6/15/2009	NR	NR	1,770,000
1,000,000	Pliant Corp 13.00% 6/1/2010	Caa2	B-	912,500
1,000,000	Sea Containers Ltd 10.50% 5/15/2012	B3	B	997,500
1,000,000	Tekni Plex Inc 8.75% 11/15/2013(b)	B2	B-	968,750

				7,391,250

	Diversified Natural Resources, Precious Metals and Minerals — 1.19%
1,000,000	Port Townsend Paper Corp 11.00% 4/15/2011(b)	B3	B	1,025,000

				1,025,000

	Diversified/ Conglomerate Manufacturing — 0.63%
500,000	Jacuzzi Brands Inc 9.63% 7/1/2010	B3	B	540,000
2,000,000	Moll Industries Inc 10.50% 7/1/2008*	W/D	NR	0

				540,000

	Diversified/ Conglomerate Service — 2.35%
2,000,000	Hydrochemical Industrial Services Inc. 10.38% 8/1/2007	CAA1	B-	2,015,000

				2,015,000

	Electronics — 5.98%
2,000,000	Danka Business Sys PLC 11.00% 6/15/2010	B2	B+	2,080,000
2,000,000	Instron Corp 13.25% 9/15/2009	NR	CCC+	2,060,000
1,000,000	WII Components Inc 10.00% 2/15/2012(b)	B2	B-	992,500

				5,132,500

	Farming and Agricultural — 0.64%
500,000	United Agri Products Inc 8.25% 12/15/2011(b)	B3	B	552,500

				552,500

	Finance — 2.36%
2,000,000	H&E Equip Svcs LLC 11.13% 6/15/2012	B3	B-	2,025,000

				2,025,000

	Healthcare, Education and Childcare — 6.78%
5,010,000	La Petite Academy Inc 10.00% 5/15/2008	CA	CC	3,707,400
2,000,000	Radiologix Inc 10.50% 12/15/2008	B2	B	2,115,000

				5,822,400

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Home and Office Furnishings, Housewares, and Durable Consumer — 5.29%
$1,500,000	American Achievement Corp 8.25% 4/1/2012(b)	B3	NR	$1,537,500
2,000,000	O’Sullivan Industries 13.38% 10/15/2009	CA	CCC	1,000,000
2,000,000	Sealy Mattress Co 8.25% 6/15/2014(b)	CAA1	B-	2,000,000

				4,537,500

	Hotels, Motels, Inns, and Gaming — 6.52%
1,000,000	Aztar Corp 7.88% 6/15/2014(b)	Ba3	B+	1,011,250
1,000,000	Boyd Gaming Corp 6.75% 4/15/2014(b)	B1	B+	961,250
4,000,000	Epic Resorts Llc 13.00% 6/15/2005*	NR	NR	560,000
1,000,000	Majestic Star Casino LLC 9.50% 10/15/2010	B2	B	1,010,000
2,000,000	Windsor Woodmont Black Hawk 13.00% 3/15/2005*ˆ	NA	NR	2,052,600

				5,595,100

	Leisure, Amusement, Entertainment — 0.70%
500,000	Vail Resorts Inc 6.75% 2/15/2014	B2	B	495,000
100,000	K2 Inc 7.38% 7/1/2014(b)	Ba3	BB	101,875

				596,875

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 1.78%
1,500,000	Alliance Laundry Systems LLC 9.63% 5/1/2008	B3	CCC+	1,530,000

				1,530,000

	Mining, Steel, Iron and Nonprecious Metals — 1.89%
1,500,000	IMCO Recycling Inc 10.38% 10/15/2010	B3	B-	1,620,000

				1,620,000

	Oil and Gas — 4.54%
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	NR	NR	1,850,000
1,000,000	Belden Blake Corp 8.75% 7/15/2012(b)	NR	NR	1,018,750
1,000,000	Pacific Energy 7.13% 6/15/2014	Ba2	BB	1,030,000

				3,898,750

	Personal Transportation — 5.50%
1,000,000	Continental Airlines Inc 7.88% 7/2/2018	BA3	BBB	945,903
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,521,413
3,000,000	Northwest Airlines Corp 9.88% 3/15/2007	CAA1	B-	2,250,000

				4,717,316

	Printing and Publishing — 1.31%
1,000,000	Dex Media West LLC 9.88% 8/15/2013	B2	B	1,127,500

				1,127,500

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Retail Stores — 4.28%
$1,000,000	Keystone Automotive Operations 9.75% 11/1/2013	NR	NR	$1,070,000
1,000,000	Jean Coutu Group PJC Inc 8.50% 8/1/2014(b)	B3	B	991,250
1,921,102	Wickes Inc 11.63% 7/29/2005ˆ	NR	NR	1,611,805

				3,673,055

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO 11.96% 4/15/2011*ˆ	NR	NR	0

				0

	Telecommunications — 15.54%
4,000,000	BTI Telecom Corp 10.50% 9/15/2007ˆ	Ca	NR	2,000,000
500,000	Corning Inc 6.20% 3/15/2016	Ba2	BB+	472,500
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	Caa2	CCC+	1,910,000
2,000,000	Knology Inc 12.00% 11/30/2009(b)	NR	NR	1,860,000
1,000,000	Millicom Intl Cellular S A 10.00% 12/1/2013(b)	B3	B-	1,000,000
750,000	Primus Telecommunications Holding 8.00% 1/15/2014	B3	CCC	555,000
250,000	Rural Cellular Corp 8.25% 3/15/2012(b)	B2	B-	256,250
725,000	SBA Communications Corp 9.75% 12/15/2011	NR	CCC-	549,188
4,000,000	Triton PCS Inc 8.50% 6/1/2013	B2	CCC+	3,740,000
1,000,000	Ubiquitel Operating Co 9.88% 3/1/2011(b)	Caa1	CCC	992,500

				13,335,438

	Utilities — 13.53%
2,499,063	Elwood Energy 8.16% 7/5/2026	NR	B+	2,430,338
3,000,000	Mission Energy Holding Co. 13.50% 7/15/2008	CAA2	CCC	3,720,000
1,107,544	NRG Energy Inc 5.56% 3/23/2010	NR	B+	1,137,171
625,000	NRG Energy Inc 1.00% 6/23/2010	NR	B+	641,125
1,500,000	NRG Energy Inc 8.00% 12/15/2013(b)	B2	B+	1,533,750
2,000,000	Reliant Resources Inc 9.50% 7/15/2013	B1	B	2,150,000

				11,612,384

	Total Fixed Income (cost $109,163,672)			104,552,823

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2004

Common Stock — 22.78%

		Value
Units	Description	(Note 2a)

555,258	Altiva Financial Corp*	$1,666
2,012,580	American Banknote Corp*	281,761
14,009	Genesis Healthcare Corp*	376,142
812,070	ICO Global Communications Holding*	422,276
1,155,224	Motient Corp*	11,679,315
264,656	Neighborcare Inc*	6,785,780
303	Viatel Holding Bermuda Limited*	278

	Total Common Stock (cost $28,407,484)	19,547,218

Preferred Stock — 0.00%

		Value
Units	Description	(Note 1a)

95,000	Commodore Separation Tech*	$950
1,962	O’Sullivan Industries*ˆ	0

	Total Preferred Stock (cost $1,038,314)	950

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2004

Warrants — 0.32%

		Value
Units	Description	(Note 2a)

5,342	Chesapeake Energy Corp 9/1/2004*	$0
3,000	Epic Resorts Llc 6/15/2005*ˆ(b)	0
13,500	ICO Global Communications Holding 8/1/2005*	0
203,976	ICO Global Communications Holding 5/16/2006*	1,020
2,000	Loral Orion Network Systems Inc 1/15/2007*	20
57,276	Loral Space + Communications 12/27/2006*	286
2,259	New World Restaurant Group Inc 6/20/2006*	0
6,900	Orbital Imaging Corp 3/1/2005*(b)	0
5,000	O’Sullivan Industries 10/15/2009*(b)	0
1,000	Windsor Woodmont Black Hawk 3/15/2010*ˆ(b)	0
183	WTS New World Restaurant 6/6/2006*	0
5,000	Xm Satellite Radio Inc 3/3/2010*	277,500

	Total Warrants (cost $1,147,001)	278,826

	Total Common Stock, Preferred Stock, and Warrants (cost $30,592,799)	19,826,994

	Total Investments in Securities — 136.29% (cost $139,756,471)	124,379,817

	Other Assets Less Liabilities — 10.90%	1,442,412

	Preferred Stock — (47.19%)	(40,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$85,822,229

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security —

   “NR” denotes not rated.

*	Non income producing security company.

ˆ	Fair value priced by the Board of Directors.

See accompanying notes.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

By:	/s/ James D. Dondero

James D. Dondero Chief Executive Officer

Date:	November 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	November 9, 2004

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	November 9, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)